Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas [Line Items]
Total revenue	$ 228,436,696	$ 221,514,742	$ 139,573,958
Japan domestic market [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas [Line Items]
Total revenue	21,786,380	42,728,171	55,590,347
China market [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas [Line Items]
Total revenue	192,933,863	170,674,887	77,276,549
Other overseas markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas [Line Items]
Total revenue	$ 13,716,453	$ 8,111,684	$ 6,707,062